Commitments and Contingencies	3 Months Ended
Nov. 30, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies

(12) Commitments and Contingencies

The Company leases certain of its facilities and equipment under various noncancelable operating leases expiring through 2023. The leases on the facilities contains provisions for future rent increases. The Company records monthly rent expense equal to the total of the payments due over the lease term, divided by the number of months of the lease term. The difference between rent expense recorded and the amount paid is credited or charged to deferred rent, which is reflected as a separate line item in the accompanying consolidated balance sheets as of August 31, 2012 and 2013.

In connection with one of its facilities leases, the Company received a reimbursement for leasehold improvements of $270. This reimbursement is a lease incentive which has been recognized as a liability in deferred rent and is being amortized to rent expense on a straight-line basis over the lease term. The Company recorded expense of $645, $519, $500, $144 and $66 in 2011, 2012 and 2013 and the three months ended November 30, 2012 and 2013 (unaudited), respectively.

Future minimum payments under noncancelable operating leases as of August 31, 2013 are as follows:

Operating
leases
2014	$595
2015	548
2016	550
2017	559
2018	575
Thereafter	688
Total minimum lease payments	$3,515

Future minimum payments under noncancelable operating leases as of November 30, 2013 (unaudited) are as follows:

Operating
leases
Remaining nine months of fiscal year 2014	$470
2015	547
2016	550
2017	559
2018	575
Thereafter	588
Total minimum lease payments	$3,289